Property And Equipment (Property And Equipment By Classification) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Net book value	$ 1,887,321	$ 1,343,961
Drilling Vessels And Related Equipment [Member]
Cost	2,315,419	1,733,298
Accumulated depreciation	(435,577)	(392,808)
Net book value	1,879,842	1,340,490
Drill Pipe [Member]
Cost	18,182	15,468
Accumulated depreciation	(13,885)	(13,563)
Net book value	4,297	1,905
Furniture And Other [Member]
Cost	8,800	7,115
Accumulated depreciation	(5,618)	(5,549)
Net book value	$ 3,182	$ 1,566